Litigation (Tables)	12 Months Ended
Dec. 31, 2017
Litigation provisions
Litigation provisions
2017
CHF million
Balance at beginning of period	3,839
Increase in litigation accruals	774
Decrease in litigation accruals	(90)
Decrease for settlements and other cash payments	(3,638)
Foreign exchange translation	(136)
Balance at end of period	749